FAIR VALUE MEASUREMENTS (Details 2) - Recurring basis $ in Thousands	Mar. 31, 2014 USD ($)
Fair value measurements
Foreign currency forward contracts	$ 6,377
Outstanding on March 31 year	6,377
Level 2
Fair value measurements
Foreign currency forward contracts	6,377
Outstanding on March 31 year	$ 6,377